Climate change and energy transition - Investments included as additions to PP&E, intangibles and equity accounted investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	$ 16,695	$ 14,500	$ 9,994
REN and LCS
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	2,229	2,186
REN
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	2,153	2,007
REN | Offshore
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	1,983	880
REN | Onshore
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	170	1,127
Low carbon solutions
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	$ 76	$ 179